Equity compensation plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
RSU
Vesting period	4 years
Equity compensation expense	$ 3,158	$ 6,602	$ 7,127
Restricted Stock Units
RSU
Vesting period	4 years
Equity compensation expense	2,543	6,186	6,837
Non-vested awards outstanding at the beginning of the period (in shares)	1,836	1,948	2,073
Granted (in shares)	154	1,118	980
Vested (in shares)	(533)	(544)	(659)
Cancelled/forfeited (in shares)	(799)	(686)	(446)
Non-vested awards outstanding at the end of the period (in shares)	658	1,836	1,948	2,073
Awards expected to vest (in shares)	623
Weighted-Average Grant Date Fair Value
Non-vested awards outstanding at the beginning of the period (in dollars per share)	$ 14.03	$ 12.09	$ 11.32
Granted (in dollars per share)	$ 10.75	$ 13.64	$ 13.04
Vested (in dollars per share)	$ 11.74	$ 11.27	$ 11.74
Cancelled/forfeited (in dollars per share)	$ 15.99	$ 13.31	$ 11.36
Non-vested awards outstanding at the end of the period (in dollars per share)	$ 12.70	$ 14.03	$ 12.09	$ 11.32
Awards expected to vest (in dollars per share)	$ 12.69
Additional disclosure
Weighted-average remaining contractual term of awards outstanding at the end of the period	8 months 12 days	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days
Weighted-average remaining contractual term of awards expected to vest	8 months 12 days
Aggregate intrinsic value of awards expected to vest (in dollars)	$ 6,432